OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Other Income

Other income consists of the following:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Gain on bargain purchase (Note 4)	—	—	9,654	1,595
Gain on disposal of a subsidiary	—	—	14,332	2,367
Others	293	451	1,668	275

	293	451	25,654	4,237